Form 13F Cover Page

Report for the Calander Year or Quarter Ended: 03/31/2004

Amendment-No

Institutional Investment Manager Filing this Report:

Union Planters Investment Advisors, Inc.
1 South Church Street, Suite 500
Belleville, IL 62222


CIK: #0001180242
CCC: pg@ab4dh


Form 13F File Number 28-10271

Date: 04/13/04

Scott D. Schwesig
Compliance Officer
Phone (314) 615-3523
Fax (314) 725-3738

Report Type - 13F Notice Filing

Other Reporting Managers:

Union Planters Bank, National Association:
Form 13F File Number 28-06404